Financial instruments - Summary Of Exposure To Credit Risk To Trade Receivables By Geographical Region (Details) - Trade receivables - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 136	$ 138
Indonesia
Disclosure of credit risk exposure [line items]
Net carrying amount	41	47
Malaysia
Disclosure of credit risk exposure [line items]
Net carrying amount	21	16
Philippines
Disclosure of credit risk exposure [line items]
Net carrying amount	10	11
Singapore
Disclosure of credit risk exposure [line items]
Net carrying amount	27	30
Thailand
Disclosure of credit risk exposure [line items]
Net carrying amount	11	11
Vietnam
Disclosure of credit risk exposure [line items]
Net carrying amount	16	20
Other countries
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 10	$ 3